Related Party Transactions (Details Narrative) (10-K) - USD ($)		1 Months Ended	3 Months Ended		12 Months Ended
	Feb. 12, 2021	Jan. 31, 2018	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Sep. 16, 2019
Notes payable			$ 2,699,266		$ 1,157,805	$ 165,120
Due to related party			458,218		561,230	1,103,314
Repayment of notes payable			1,256,591	$ 203,245	1,689,846	650,000
Operating expenses			1,528,989	1,546,052	6,071,597	5,270,386
Borrowings			65,250	83,204	299,173	12,900
Loss on settlement of debt	$ 309,309		(227,501)	$ (54,000)	(82,337)	(1,271,329)
CEO [Member]
Operating expenses			18,249		299,173	137,264
Repayment of debt			48,763		303,079	162,495
Borrowings			47,000			12,900
Convertible note					81,000
Prepayment penalty					54,000
Loss on settlement of debt					54,000
CEO [Member] | Convertible Note [Member]
Repayment of debt					135,000
DMB Group LLC [Member]
Due to related party			$ 458,218		$ 561,230	$ 1,103,314
Series A Preferred Stock [Member]
Shares issued during the period
Series A Preferred Stock [Member] | CEO [Member]
Shares issued during the period					148,666
Share Settlement Agreement [Member] | Series A Preferred Stock [Member]
Shares issued during the period		144,000
Asset Purchase Agreement [Member] | DMB Group LLC [Member]
Notes payable			$ 285,883		$ 405,382	$ 828,561	$ 940,000
Due to related party							$ 97,689
Repayment of notes payable			119,499		458,275
Interest expenses			$ 5,485		$ 35,096
Mr. Remillard [Member]
Purchase consideration, common stock issuable		1,600,000
Mr. Remillard [Member] | Myriad Software Productions, LLC [Member]
Ownership percentage		100.00%
Purchase consideration		$ 1,500,000
Purchase consideration, paid at closing		50,000
Purchase consideration, promissory note		250,000
Purchase consideration, common stock shares issuable		$ 1,200,000